LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITIES
Current	¥ 16,004	¥ 15,173
Non-current	166,407	170,233
Lease liabilities	¥ 182,411	¥ 185,406